Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	IVA Fiduciary Trust
Central Index Key	0001437921
Amendment Flag	false
Document Creation Date	Jan. 26, 2018
Document Effective Date	Jan. 31, 2018
Prospectus Date	Jan. 31, 2018
IVA Worldwide Fund | Class A
Prospectus:
Trading Symbol	IVWAX
IVA Worldwide Fund | Class C
Prospectus:
Trading Symbol	IVWCX
IVA Worldwide Fund | Class I
Prospectus:
Trading Symbol	IVWIX
IVA International Fund | Class A
Prospectus:
Trading Symbol	IVIOX
IVA International Fund | Class C
Prospectus:
Trading Symbol	IVICX
IVA International Fund | Class I
Prospectus:
Trading Symbol	IVIQX